Guarantor Subsidiaries - Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Admissions									$ 427,212	$ 398,610	$ 339,593
Concessions and other									262,717	236,225	194,320
Total operating revenues	185,387	162,631	182,987	158,924	171,848	164,179	169,525	129,283	689,929	634,835	533,913
Operating costs and expenses:
Film exhibition costs									235,457	220,260	184,108
Concession costs									30,310	29,052	23,020
Salaries and benefits									91,954	82,985	70,039
Theatre occupancy charges									86,876	66,651	55,982
Other theatre operating costs									121,025	100,800	82,936
General and administrative expenses									32,268	25,838	24,547
Lease termination charges										3,063
Severance agreement charges										253	473
Depreciation and amortization									49,234	42,378	33,273
(Gain) loss on sale of property and equipment									(1,451)	275	968
Impairment of long-lived assets	1,655	1,198				2,974			3,212	3,726	4,227
Total operating costs and expenses									648,885	575,281	479,573
Operating income	11,803	2,422	18,740	8,079	19,225	13,503	23,409	3,417	41,044	59,554	54,340
Interest expense									51,707	49,546	36,004
Loss on extinguishment of debt											4,961
(Loss) income before income tax and income from unconsolidated affiliates									(10,663)	10,008	13,375
Income tax (benefit) expense									(1,407)	6,104	(80,904)
(Loss) income from unconsolidated affiliates									366	1,643	1,204
(Loss) income from continuing operations									(8,890)	5,547	95,483
(Loss) income from discontinued operations									(52)	206	825
Net (loss) income	(2,243)	(6,757)	3,222	(3,164)	3,850	1,009	6,677	(5,783)	(8,942)	5,753	96,308
Carmike Cinemas, Inc. [Member]
Revenues:
Admissions									78,835	74,221	72,076
Concessions and other									94,088	80,408	69,238
Total operating revenues									172,923	154,629	141,314
Operating costs and expenses:
Film exhibition costs									43,631	41,000	38,559
Concession costs									6,007	6,221	5,426
Salaries and benefits									18,403	16,647	15,472
Theatre occupancy charges									16,621	11,783	11,268
Other theatre operating costs									27,151	23,722	22,059
General and administrative expenses									28,480	23,521	22,259
Severance agreement charges										253	473
Depreciation and amortization									10,482	9,542	8,613
(Gain) loss on sale of property and equipment									(1,914)	135	778
Impairment of long-lived assets									40	294	718
Total operating costs and expenses									148,901	133,118	125,625
Operating income									24,022	21,511	15,689
Interest expense									21,148	20,814	20,104
Loss on extinguishment of debt											4,961
Equity in income (loss) of subsidiaries									11,644	(1,885)	(53,264)
(Loss) income before income tax and income from unconsolidated affiliates									(8,770)	2,582	43,888
Income tax (benefit) expense									149	(2,045)	(51,829)
(Loss) income from unconsolidated affiliates									(23)	1,252	860
(Loss) income from continuing operations									(8,942)	5,879	96,577
(Loss) income from discontinued operations										(126)	(269)
Net (loss) income									(8,942)	5,753	96,308
Guarantor Subsidiaries [Member]
Revenues:
Admissions									348,377	324,389	267,517
Concessions and other									210,739	187,568	150,473
Total operating revenues									559,116	511,957	417,990
Operating costs and expenses:
Film exhibition costs									191,826	179,260	145,549
Concession costs									24,303	22,831	17,594
Salaries and benefits									73,551	66,338	54,567
Theatre occupancy charges									70,255	54,868	44,714
Other theatre operating costs									135,984	108,829	86,268
General and administrative expenses									3,788	2,317	2,288
Lease termination charges										3,063
Depreciation and amortization									38,752	32,836	24,660
(Gain) loss on sale of property and equipment									463	140	190
Impairment of long-lived assets									3,172	3,432	3,509
Total operating costs and expenses									542,094	473,914	379,339
Operating income									17,022	38,043	38,651
Interest expense									30,559	28,732	15,900
(Loss) income before income tax and income from unconsolidated affiliates									(13,537)	9,311	22,751
Income tax (benefit) expense									(1,556)	8,149	(29,075)
(Loss) income from unconsolidated affiliates									389	391	344
(Loss) income from continuing operations									(11,592)	1,553	52,170
(Loss) income from discontinued operations									(52)	332	1,094
Net (loss) income									(11,644)	1,885	53,264
Eliminations [Member]
Revenues:
Concessions and other									(42,110)	(31,751)	(25,391)
Total operating revenues									(42,110)	(31,751)	(25,391)
Operating costs and expenses:
Other theatre operating costs									(42,110)	(31,751)	(25,391)
Total operating costs and expenses									(42,110)	(31,751)	(25,391)
Equity in income (loss) of subsidiaries									(11,644)	1,885	53,264
(Loss) income before income tax and income from unconsolidated affiliates									11,644	(1,885)	(53,264)
(Loss) income from continuing operations									11,644	(1,885)	(53,264)
Net (loss) income									$ 11,644	$ (1,885)	$ (53,264)